Schedule of ordinary shares issued immediately following the consummation of the Reverse Recapital (Details)(Parenthetical)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Conversion ratio	13.6145-for-1 conversion